COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - CAD CAD in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	CAD (435)	CAD (599)
Other comprehensive income/(loss) retained in AOCI	531	(505)
Total before tax impact	565	(413)
Income tax on amounts retained in AOCI	95	140
Income tax on amounts reclassified to earnings	(12)	(14)
Tax impact	83	126
Balance at the end of the period	213	(886)
Interest rate contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	8	55
Commodity contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	(4)	7
Foreign Exchange Risk
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	7	15
Other contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	6	9
Amortization of pension and OPEB actuarial loss
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	17	6
Cash Flow Hedges
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(488)	(1)
Other comprehensive income/(loss) retained in AOCI	(272)	(514)
Total before tax impact	(255)	(428)
Income tax on amounts retained in AOCI	73	141
Income tax on amounts reclassified to earnings	(8)	(11)
Tax impact	65	130
Balance at the end of the period	(678)	(299)
Cash Flow Hedges | Interest rate contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	8	55
Cash Flow Hedges | Commodity contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	(4)	7
Cash Flow Hedges | Foreign Exchange Risk
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	7	15
Cash Flow Hedges | Other contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	6	9
Net Investment Hedges
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	108	378
Other comprehensive income/(loss) retained in AOCI	(370)	10
Total before tax impact	(370)	10
Income tax on amounts retained in AOCI	24	(1)
Tax impact	24	(1)
Balance at the end of the period	(238)	387
Cumulative Translation Adjustment
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	309	(778)
Other comprehensive income/(loss) retained in AOCI	1,149	(8)
Total before tax impact	1,149	(8)
Balance at the end of the period	1,458	(786)
Equity Investees
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(5)	(15)
Other comprehensive income/(loss) retained in AOCI	24	7
Total before tax impact	24	7
Income tax on amounts retained in AOCI	(2)
Tax impact	(2)
Balance at the end of the period	17	(8)
Pension and OPEB Amortization Adjustment
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(359)	(183)
Total before tax impact	17	6
Income tax on amounts reclassified to earnings	(4)	(3)
Tax impact	(4)	(3)
Balance at the end of the period	(346)	(180)
Pension and OPEB Amortization Adjustment | Amortization of pension and OPEB actuarial loss
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	CAD 17	CAD 6